Schedule of Investments

ARK Next Generation Internet ETF

October 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–93.2%

Automobiles - 8.2%
Tesla, Inc.*	458,598	$104,349,389

Banks - 0.6%
NU Holdings Ltd., Class A (Brazil)*	1,566,114	7,830,570

Biotechnology - 1.5%
Veracyte, Inc.*	935,691	18,816,746

Capital Markets - 10.1%
Coinbase Global, Inc., Class A*	1,254,920	83,138,450
Robinhood Markets, Inc., Class A*	3,944,034	46,066,317
Total Capital Markets		129,204,767

Diversified Consumer Services - 0.6%
2U, Inc.*	1,145,319	7,089,525

Entertainment - 13.2%
Endeavor Group Holdings, Inc., Class A*	539,453	11,781,653
ROBLOX Corp., Class A*	1,339,717	59,938,939
Roku, Inc.*	1,533,220	85,155,039
Spotify Technology SA*	143,306	11,547,597
Total Entertainment		168,423,228

Health Care Technology - 4.3%
Teladoc Health, Inc.*	1,846,937	54,743,213

Hotels, Restaurants & Leisure - 7.0%
DraftKings, Inc., Class A*	3,948,493	62,386,189
Genius Sports Ltd. (United Kingdom)*	5,153,747	26,490,260
Total Hotels, Restaurants & Leisure		88,876,449

Household Durables - 1.5%
Vuzix Corp.*†	3,936,885	19,684,425

Interactive Media & Services - 1.1%
Nextdoor Holdings, Inc.*	4,972,125	13,474,459

Internet & Direct Marketing Retail - 2.3%
MercadoLibre, Inc. (Brazil)*	32,411	29,222,406

IT Services - 19.2%
Adyen NV (Netherlands)*(a)	1,128,394	16,215,022
Block, Inc.*	1,310,798	78,739,636
Cloudflare, Inc., Class A*	315,084	17,745,531
Shopify, Inc., Class A (Canada)*	1,783,880	61,062,212
Twilio, Inc., Class A*	962,525	71,582,984
Total IT Services		245,345,385

Semiconductors & Semiconductor Equipment - 1.5%
NVIDIA Corp.	144,164	19,457,815

Software - 22.1%
Adobe, Inc.*	46,701	14,874,268
Crowdstrike Holdings, Inc., Class A*	84,565	13,631,878
monday.com Ltd.*	243,088	25,995,831
PagerDuty, Inc.*	1,466,720	36,579,997
UiPath, Inc., Class A*	3,996,220	50,552,183
Unity Software, Inc.*	1,217,556	35,917,902
Zoom Video Communications, Inc., Class A*	1,254,259	104,655,371
Total Software		282,207,430
Total Common Stocks
(Cost $3,365,338,266)		1,188,725,807

UNIT TRUST–5.6%

Financials - 5.6%
Grayscale Bitcoin Trust BTC*
(Cost $226,051,298)	5,937,769	71,253,228

MONEY MARKET FUND–0.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.91% (b)
(Cost $8,465,783)	8,465,783	8,465,783
Total Investments–99.5%
(Cost $3,599,855,347)		1,268,444,818
Other Assets in Excess of Liabilities–0.5%		6,349,074
Net Assets–100.0%		$1,274,793,892

†	Affiliated security
*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2022.

Schedule of Investments (continued)

ARK Next Generation Internet ETF

October 31, 2022 (Unaudited)

Affiliated Issuer Transactions

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities, or a company that is under common ownership or control. Period to date transactions with companies which are or were affiliates are as follows:

Value ($) at 7/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2022	Value ($) at 10/31/2022

Common Stock — 1.5%
Household Durables — 1.5%
Vuzix Corp.
32,529,639	2,632,383	(2,998,572)	(882,401)	(11,596,624)	–	–	3,936,885	19,684,425
Interactive Media & Services — 0.0%
Nextdoor Holdings, Inc. ^
16,845,763	1,359,493	(1,617,875)	(349,997)	(2,762,925)	–	–	4,972,125	13,474,459
$49,375,402	$3,991,876	$(4,616,447)	$(1,232,398)	$(14,359,549)	$–	$–	8,909,010	$33,158,884

^	As of October 31, 2022, the company was no longer considered to be an affiliated security.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2022, based upon the three levels defined above:

ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,188,725,807	$–	$–	$1,188,725,807
Unit Trust‡	71,253,228	–	–	71,253,228
Money Market Fund	8,465,783	–	–	8,465,783
Total	$1,268,444,818	$–	$–	$1,268,444,818

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.